Finance Lease Liabilities	6 Months Ended
Dec. 31, 2023
Finance Lease Liabilities [Abstract]
FINANCE LEASE LIABILITIES

NOTE 17 – FINANCE LEASE LIABILITIES

Financing lease liabilities as of December 31, 2023 and June 30, 2023 consisted of the following:

	June 30, 2023	Increase/ (Decrease)	Payment	Exchange rate translation	December 31, 2023
Company vehicles	$168,878	$(170,852)	$-	$1,974	$-
Add: unrecognized finance expense	171,401	(173,733)	-	2,332	-
Total financing lease liabilities	$340,279	$(344,585)	$-	$4,306	$-

Analyzed for reporting purposes as:

	December 31, 2023	June 30, 2023
Long-term portion of finance lease liabilities	$-	$282,015
Current maturities of finance lease liabilities	-	58,264
Total	$-	$340,279

The lease agreement was entered into on September 11, 2017, bears interest at about 4.9% and will be matured on December 31, 2027. On July 1, 2023, the Company terminated the lease agreement of vehicles with the lease.

For the six months ended December 31, 2023 and 2022, the amortization expense of financial lease right-of-use assets were $Nil and $85,608, respectively. For the six months ended December 31, 2023 and 2022, the interest expense for financial lease were $Nil and $9,709, respectively.

There were no future financial lease liabilities as of December 31, 2023.

Maturity analysis of financial lease liabilities as of June 30, 2023 is as follows:

Financial lease payments	Company vehicles
Discount rate at commencement	4.9%
One year	$73,640
Two years	73,640
Three years	73,640
Four years	73,640
Five years	73,640
Beyond five years	18,410
Total undiscounted cash flows	$386,610
Total financing lease liabilities	340,279
Difference between undiscounted cash flows and discounted cash flows	46,331